UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 20%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 20%

1.851906.105

AAM20-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 15.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,224,429	$ 22,822,644
Fidelity Consumer Discretionary Central Fund (b)	457,435	65,568,704
Fidelity Consumer Staples Central Fund (b)	380,238	58,655,500
Fidelity Energy Central Fund (b)	527,334	58,164,888
Fidelity Financials Central Fund (b)	1,832,072	101,496,777
Fidelity Health Care Central Fund (b)	472,172	71,519,820
Fidelity Industrials Central Fund (b)	444,769	64,638,327
Fidelity Information Technology Central Fund (b)	623,780	111,001,671
Fidelity International Equity Central Fund (b)	1,442,005	88,366,048
Fidelity Materials Central Fund (b)	136,518	22,752,089
Fidelity Telecom Services Central Fund (b)	126,311	16,180,393
Fidelity Utilities Central Fund (b)	209,882	24,543,628
TOTAL EQUITY CENTRAL FUNDS (Cost $648,244,612)		705,710,489
Fixed-Income Central Funds - 58.7%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (b)	2,210,633	22,880,051
Fidelity Floating Rate Central Fund (b)	1,748,952	177,501,124
Fidelity High Income Central Fund 1 (b)	1,348,057	133,498,096
TOTAL HIGH YIELD FIXED-INCOME FUNDS		333,879,271
Investment Grade Fixed-Income Funds - 51.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,742,471	175,745,586
Fidelity Tactical Income Central Fund (b)	19,480,308	2,092,379,890
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,268,125,476
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,448,796,283)		2,602,004,747
Money Market Central Funds - 25.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a)	402,713,317	$ 402,713,317
Fidelity Money Market Central Fund, 0.38% (a)	740,880,197	740,880,197
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,143,593,514)		1,143,593,514
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (Cost $2,249,783)	$ 2,250,000	2,249,853
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,242,884,192)	4,453,558,603
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(19,353,847)
NET ASSETS - 100%	$ 4,434,204,756
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 282,644
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	620,111
Fidelity Consumer Staples Central Fund	1,187,364
Fidelity Emerging Markets Debt Central Fund	1,065,765
Fidelity Emerging Markets Equity Central Fund	191,417
Fidelity Energy Central Fund	820,030
Fidelity Financials Central Fund	1,112,804
Fidelity Floating Rate Central Fund	7,674,986
Fidelity Health Care Central Fund	550,175
Fund	Income earned
Fidelity High Income Central Fund 1	$ 7,022,059
Fidelity Industrials Central Fund	914,152
Fidelity Information Technology Central Fund	410,939
Fidelity International Equity Central Fund	3,217,724
Fidelity Materials Central Fund	281,750
Fidelity Money Market Central Fund	2,133,172
Fidelity Tactical Income Central Fund	40,852,773
Fidelity Telecom Services Central Fund	375,632
Fidelity Utilities Central Fund	535,252
Total	$ 69,262,024
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 44,796,713	$ 20,533,803	$ 22,822,644	2.9%
Fidelity Consumer Discretionary Central Fund	45,800,662	9,732,098	2,163,060	65,568,704	7.4%
Fidelity Consumer Staples Central Fund	47,186,976	9,655,579	6,850,047	58,655,500	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	3,887,590	935,180	22,880,051	21.5%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,684,711	31,382,168	-	0.0%
Fidelity Energy Central Fund	49,177,444	10,432,129	5,696,947	58,164,888	7.0%
Fidelity Financials Central Fund	69,322,940	21,996,087	7,782,128	101,496,777	7.5%
Fidelity Floating Rate Central Fund	114,683,799	135,919,377	84,059,737	177,501,124	12.1%
Fidelity Health Care Central Fund	54,800,471	11,431,968	8,065,744	71,519,820	7.2%
Fidelity High Income Central Fund 1	117,444,135	28,334,783	22,261,107	133,498,096	26.0%
Fidelity Industrials Central Fund	48,819,734	11,422,824	7,354,414	64,638,327	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	175,211,667	825,895	175,745,586	28.3%
Fidelity Information Technology Central Fund	87,435,476	19,266,674	13,257,509	111,001,671	7.2%
Fidelity International Equity Central Fund	144,821,347	47,489,430	113,082,230	88,366,048	6.5%
Fidelity Materials Central Fund	17,715,319	3,719,569	3,073,563	22,752,089	7.7%
Fidelity Tactical Income Central Fund	1,806,296,696	408,404,353	168,840,639	2,092,379,890	36.1%
Fidelity Telecom Services Central Fund	13,872,485	2,626,279	2,537,083	16,180,393	6.9%
Fidelity Utilities Central Fund	18,624,919	4,093,326	780,484	24,543,628	7.5%
Total	$ 2,677,731,057	$ 952,105,157	$ 499,481,738	$ 3,307,715,236
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 705,710,489	$ 705,710,489	$ -	$ -
Fixed-Income Central Funds	2,602,004,747	2,602,004,747	-	-
Money Market Central Funds	1,143,593,514	1,143,593,514	-	-
U.S. Treasury Obligations	2,249,853	-	2,249,853	-
Total Investments in Securities:	$ 4,453,558,603	$ 4,451,308,750	$ 2,249,853	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $4,242,906,483. Net unrealized appreciation aggregated $210,652,120, of which $258,102,119 related to appreciated investment securities and $47,449,999 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 30%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Asset Manager® 30%

1.849940.104

ATAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 25.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	179,572	$ 1,842,405
Fidelity Consumer Discretionary Central Fund (c)	57,655	8,264,247
Fidelity Consumer Staples Central Fund (c)	46,809	7,220,746
Fidelity Emerging Markets Equity Central Fund (c)	8,338	1,533,000
Fidelity Energy Central Fund (c)	65,590	7,234,556
Fidelity Financials Central Fund (c)	226,646	12,556,213
Fidelity Health Care Central Fund (c)	59,500	9,012,535
Fidelity Industrials Central Fund (c)	54,915	7,980,778
Fidelity Information Technology Central Fund (c)	76,920	13,687,835
Fidelity International Equity Central Fund (c)	261,138	16,002,565
Fidelity Materials Central Fund (c)	16,804	2,800,522
Fidelity Telecom Services Central Fund (c)	15,426	1,976,077
Fidelity Utilities Central Fund (c)	26,378	3,084,600
TOTAL EQUITY CENTRAL FUNDS (Cost $87,318,696)		93,196,079
Fixed-Income Central Funds - 58.5%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	174,052	1,801,441
Fidelity Floating Rate Central Fund (c)	141,184	14,328,765
Fidelity High Income Central Fund 1 (c)	108,869	10,781,309
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,911,515
Investment Grade Fixed-Income Funds - 51.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	140,848	14,205,970
Fidelity Tactical Income Central Fund (c)	1,572,670	168,920,502
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		183,126,472
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $199,078,982)		210,037,987
Money Market Central Funds - 15.9%

Fidelity Cash Central Fund, 0.17% (a)	34,850,336	34,850,336
Fidelity Money Market Central Fund, 0.38% (a)	22,329,747	22,329,747
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $57,180,083)		57,180,083
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $299,970)	$ 300,000	$ 299,980
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $343,877,731)	360,714,129
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,395,458)
NET ASSETS - 100%	$ 359,318,671
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	$ 330,645	$ 16,111

The face value of futures purchased as a percentage of net assets is 0.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,980.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,459
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	71,291
Fidelity Consumer Staples Central Fund	136,528
Fidelity Emerging Markets Debt Central Fund	75,041
Fidelity Emerging Markets Equity Central Fund	40,255
Fidelity Energy Central Fund	93,848
Fidelity Financials Central Fund	130,192
Fidelity Floating Rate Central Fund	575,641
Fidelity Health Care Central Fund	63,545
Fidelity High Income Central Fund 1	519,092
Fidelity Industrials Central Fund	105,360
Fidelity Information Technology Central Fund	47,062
Fidelity International Equity Central Fund	456,564
Fidelity Materials Central Fund	31,052
Fidelity Money Market Central Fund	64,293
Fidelity Tactical Income Central Fund	3,023,891
Fidelity Telecom Services Central Fund	40,642
Fidelity Utilities Central Fund	61,667
Total	$ 5,561,189
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 3,566,506	$ 1,598,785	$ 1,842,405	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	2,591,726	187,950	8,264,247	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	2,606,872	862,390	7,220,746	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	646,735	39,278	1,801,441	1.7%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,354,016	2,925,752	1,533,000	0.7%
Fidelity Energy Central Fund	4,852,034	2,773,611	729,689	7,234,556	0.9%
Fidelity Financials Central Fund	6,935,833	5,039,018	1,415,853	12,556,213	0.5%
Fidelity Floating Rate Central Fund	7,371,402	12,771,363	6,610,973	14,328,765	0.9%
Fidelity Health Care Central Fund	5,426,053	2,875,866	796,744	9,012,535	0.9%
Fidelity High Income Central Fund 1	7,455,874	3,982,631	1,344,005	10,781,309	2.1%
Fidelity Industrials Central Fund	4,765,482	2,688,354	723,251	7,980,778	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	14,200,546	104,431	14,205,970	2.3%
Fidelity Information Technology Central Fund	8,538,750	4,959,069	1,706,394	13,687,835	0.9%
Fidelity International Equity Central Fund	14,610,379	7,743,088	7,190,230	16,002,565	1.2%
Fidelity Materials Central Fund	1,713,575	984,243	349,756	2,800,522	0.9%
Fidelity Tactical Income Central Fund	113,762,037	64,044,910	12,504,664	168,920,502	2.9%
Fidelity Telecom Services Central Fund	1,219,966	718,005	197,643	1,976,077	0.8%
Fidelity Utilities Central Fund	1,773,438	1,081,691	69,393	3,084,600	0.9%
Total	$ 191,220,071	$ 134,628,250	$ 39,357,181	$ 303,234,066
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 93,196,079	$ 93,196,079	$ -	$ -
Fixed-Income Central Funds	210,037,987	210,037,987	-	-
Money Market Central Funds	57,180,083	57,180,083	-	-
U.S. Treasury Obligations	299,980	-	299,980	-
Total Investments in Securities:	$ 360,714,129	$ 360,414,149	$ 299,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,111	$ 16,111	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $343,880,658. Net unrealized appreciation aggregated $16,833,471, of which $19,328,048 related to appreciated investment securities and $2,494,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 40%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 40%

1.849959.104

AFAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	157,863	$ 1,619,679
Fidelity Consumer Discretionary Central Fund (c)	68,272	9,786,043
Fidelity Consumer Staples Central Fund (c)	56,196	8,668,740
Fidelity Emerging Markets Equity Central Fund (c)	15,420	2,834,927
Fidelity Energy Central Fund (c)	78,494	8,657,871
Fidelity Financials Central Fund (c)	272,571	15,100,457
Fidelity Health Care Central Fund (c)	65,647	9,943,608
Fidelity Industrials Central Fund (c)	66,023	9,595,142
Fidelity Information Technology Central Fund (c)	92,318	16,428,012
Fidelity International Equity Central Fund (c)	332,408	20,369,972
Fidelity Materials Central Fund (c)	20,252	3,375,226
Fidelity Telecom Services Central Fund (c)	18,468	2,365,752
Fidelity Utilities Central Fund (c)	31,598	3,695,109
TOTAL EQUITY CENTRAL FUNDS (Cost $106,901,281)		112,440,538
Fixed-Income Central Funds - 53.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	153,486	1,588,577
Fidelity Floating Rate Central Fund (c)	124,111	12,595,991
Fidelity High Income Central Fund 1 (c)	95,749	9,481,985
TOTAL HIGH YIELD FIXED-INCOME FUNDS		23,666,553
Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	123,921	12,498,708
Fidelity Tactical Income Central Fund (c)	1,237,490	132,918,779
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		145,417,487
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $161,609,547)		169,084,040
Money Market Central Funds - 11.5%

Fidelity Cash Central Fund, 0.17% (a)	26,183,067	26,183,067
Fidelity Money Market Central Fund, 0.38% (a)	10,244,906	10,244,906
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $36,427,973)		36,427,973
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $299,970)	$ 300,000	$ 299,978
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $305,238,771)	318,252,529
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,178,241)
NET ASSETS - 100%	$ 317,074,288
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 1,152,940	$ 66,232
9 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	425,115	20,715
TOTAL EQUITY INDEX CONTRACTS		$ 1,578,055	$ 86,947

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,978.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,549
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	79,946
Fidelity Consumer Staples Central Fund	156,265
Fidelity Emerging Markets Debt Central Fund	62,133
Fidelity Emerging Markets Equity Central Fund	57,330
Fidelity Energy Central Fund	107,580
Fidelity Financials Central Fund	151,326
Fidelity Floating Rate Central Fund	473,923
Fidelity Health Care Central Fund	72,707
Fidelity High Income Central Fund 1	425,003
Fidelity Industrials Central Fund	122,217
Fidelity Information Technology Central Fund	54,278
Fidelity International Equity Central Fund	549,372
Fidelity Materials Central Fund	35,381
Fidelity Money Market Central Fund	29,498
Fidelity Tactical Income Central Fund	2,213,559
Fidelity Telecom Services Central Fund	46,442
Fidelity Utilities Central Fund	70,482
Total	$ 4,723,621
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 3,112,455	$ 1,378,356	$ 1,619,679	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	4,169,226	260,571	9,786,043	1.1%
Fidelity Consumer Staples Central Fund	4,558,982	4,025,589	959,722	8,668,740	1.0%
Fidelity Emerging Markets Debt Central Fund	799,850	758,809	43,170	1,588,577	1.5%
Fidelity Emerging Markets Equity Central Fund	2,692,815	2,325,389	2,581,067	2,834,927	1.4%
Fidelity Energy Central Fund	4,991,049	4,304,634	889,225	8,657,871	1.0%
Fidelity Financials Central Fund	7,133,563	7,159,246	1,194,727	15,100,457	1.1%
Fidelity Floating Rate Central Fund	5,172,942	11,965,139	5,170,594	12,595,991	0.9%
Fidelity Health Care Central Fund	5,458,156	4,597,859	1,741,842	9,943,608	1.0%
Fidelity High Income Central Fund 1	5,232,601	4,603,713	882,650	9,481,985	1.8%
Fidelity Industrials Central Fund	4,818,810	4,325,868	836,995	9,595,142	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	12,669,487	272,178	12,498,708	2.0%
Fidelity Information Technology Central Fund	8,490,020	7,884,521	1,872,243	16,428,012	1.1%
Fidelity International Equity Central Fund	14,342,393	12,080,121	6,760,839	20,369,972	1.5%
Fidelity Materials Central Fund	1,771,211	1,557,559	433,157	3,375,226	1.1%
Fidelity Tactical Income Central Fund	73,770,150	67,249,606	10,899,311	132,918,779	2.3%
Fidelity Telecom Services Central Fund	1,224,590	1,102,206	220,779	2,365,752	1.0%
Fidelity Utilities Central Fund	1,806,392	1,638,735	95,186	3,695,109	1.1%
Total	$ 146,750,311	$ 155,530,162	$ 36,492,612	$ 281,524,578
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 112,440,538	$ 112,440,538	$ -	$ -
Fixed-Income Central Funds	169,084,040	169,084,040	-	-
Money Market Central Funds	36,427,973	36,427,973	-	-
U.S. Treasury Obligations	299,978	-	299,978	-
Total Investments in Securities:	$ 318,252,529	$ 317,952,551	$ 299,978	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 86,947	$ 86,947	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $305,242,962. Net unrealized appreciation aggregated $13,009,567, of which $16,757,193 related to appreciated investment securities and $3,747,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 50%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 50%

1.851907.105

AAM50-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 45.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,344,125	$ 34,310,721
Fidelity Consumer Discretionary Central Fund (c)	1,795,401	257,352,823
Fidelity Consumer Staples Central Fund (c)	1,499,843	231,365,836
Fidelity Emerging Markets Equity Central Fund (c)	499,525	91,837,705
Fidelity Energy Central Fund (c)	2,066,207	227,902,581
Fidelity Financials Central Fund (c)	7,187,213	398,171,617
Fidelity Health Care Central Fund (c)	1,912,198	289,640,587
Fidelity Industrials Central Fund (c)	1,750,409	254,387,004
Fidelity Information Technology Central Fund (c)	2,461,265	437,982,028
Fidelity International Equity Central Fund (c)	9,218,247	564,894,196
Fidelity Materials Central Fund (c)	538,424	89,733,708
Fidelity Telecom Services Central Fund (c)	494,095	63,293,578
Fidelity Utilities Central Fund (c)	806,221	94,279,427
TOTAL EQUITY CENTRAL FUNDS (Cost $2,787,781,942)		3,035,151,811
Fixed-Income Central Funds - 46.8%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,416,967	35,365,613
Fidelity Floating Rate Central Fund (c)	1,971,187	200,055,798
Fidelity High Income Central Fund 1 (c)	2,028,492	200,881,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,302,998
Investment Grade Fixed-Income Funds - 40.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,297,048	231,680,248
Fidelity Tactical Income Central Fund (c)	23,128,509	2,484,233,184
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,715,913,432
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,947,231,148)		3,152,216,430
Money Market Central Funds - 8.5%

Fidelity Cash Central Fund, 0.17% (a)	342,785,842	342,785,842
Fidelity Money Market Central Fund, 0.38% (a)	226,552,203	226,552,203
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $569,338,045)		569,338,045
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $8,349,121)	$ 8,350,000	$ 8,349,456
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,312,700,256)	6,765,055,742
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(25,491,268)
NET ASSETS - 100%	$ 6,739,564,474
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
745 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 50,525,900	$ 2,902,520
245 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	11,572,575	563,895
TOTAL EQUITY INDEX CONTRACTS		$ 62,098,475	$ 3,466,415

The face value of futures purchased as a percentage of net assets is 0.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,549,704.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 258,744
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	2,559,515
Fidelity Consumer Staples Central Fund	4,773,012
Fidelity Emerging Markets Debt Central Fund	1,786,818
Fidelity Emerging Markets Equity Central Fund	1,823,272
Fidelity Energy Central Fund	3,314,975
Fidelity Financials Central Fund	4,433,502
Fidelity Floating Rate Central Fund	8,838,283
Fidelity Health Care Central Fund	2,216,047
Fidelity High Income Central Fund 1	11,277,397
Fidelity Industrials Central Fund	3,674,460
Fidelity Information Technology Central Fund	1,654,680
Fidelity International Equity Central Fund	16,402,122
Fidelity Materials Central Fund	1,145,527
Fidelity Money Market Central Fund	652,298
Fidelity Tactical Income Central Fund	50,724,049
Fidelity Telecom Services Central Fund	1,520,082
Fidelity Utilities Central Fund	2,142,222
Total	$ 119,228,810
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 100,141,533	$ 63,512,693	$ 34,310,721	4.3%
Fidelity Consumer Discretionary Central Fund	209,822,586	13,012,457	18,354,240	257,352,823	29.1%
Fidelity Consumer Staples Central Fund	203,617,955	14,903,763	22,654,119	231,365,836	27.0%
Fidelity Emerging Markets Debt Central Fund	32,693,557	3,382,207	3,226,488	35,365,613	33.3%
Fidelity Emerging Markets Equity Central Fund	99,932,653	28,010,971	48,981,209	91,837,705	44.0%
Fidelity Energy Central Fund	210,081,529	15,822,241	18,686,969	227,902,581	27.4%
Fidelity Financials Central Fund	295,039,836	41,465,177	12,799,244	398,171,617	29.3%
Fidelity Floating Rate Central Fund	185,263,734	76,227,644	75,104,200	200,055,798	13.6%
Fidelity Health Care Central Fund	236,389,357	17,144,074	19,177,585	289,640,587	29.1%
Fidelity High Income Central Fund 1	204,822,825	19,965,238	40,047,818	200,881,587	39.1%
Fidelity Industrials Central Fund	207,581,392	15,153,089	18,535,037	254,387,004	29.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	235,761,355	5,910,613	231,680,248	37.4%
Fidelity Information Technology Central Fund	377,745,310	31,154,913	44,543,121	437,982,028	28.4%
Fidelity International Equity Central Fund	635,426,079	64,080,032	173,335,965	564,894,196	41.4%
Fidelity Materials Central Fund	74,822,938	5,267,718	8,837,415	89,733,708	30.2%
Fidelity Tactical Income Central Fund	2,354,157,964	329,819,441	256,123,672	2,484,233,184	42.9%
Fidelity Telecom Services Central Fund	59,025,427	4,295,078	8,970,361	63,293,578	27.2%
Fidelity Utilities Central Fund	80,473,684	6,702,057	3,250,438	94,279,427	28.9%
Total	$ 5,467,033,451	$ 1,022,308,988	$ 842,051,187	$ 6,187,368,241
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,035,151,811	$ 3,035,151,811	$ -	$ -
Fixed-Income Central Funds	3,152,216,430	3,152,216,430	-	-
Money Market Central Funds	569,338,045	569,338,045	-	-
U.S. Treasury Obligations	8,349,456	-	8,349,456	-
Total Investments in Securities:	$ 6,765,055,742	$ 6,756,706,286	$ 8,349,456	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,466,415	$ 3,466,415	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $6,312,729,331. Net unrealized appreciation aggregated $452,326,411, of which $783,228,997 related to appreciated investment securities and $330,902,586 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 60%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 60%

1.849978.104

ASAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	284,030	$ 2,914,150
Fidelity Consumer Discretionary Central Fund (c)	188,775	27,059,012
Fidelity Consumer Staples Central Fund (c)	156,406	24,127,129
Fidelity Emerging Markets Equity Central Fund (c)	51,619	9,490,084
Fidelity Energy Central Fund (c)	214,278	23,634,877
Fidelity Financials Central Fund (c)	755,992	41,881,936
Fidelity Health Care Central Fund (c)	195,260	29,575,973
Fidelity Industrials Central Fund (c)	177,930	25,858,511
Fidelity Information Technology Central Fund (c)	255,228	45,417,741
Fidelity International Equity Central Fund (c)	992,634	60,828,625
Fidelity Materials Central Fund (c)	56,086	9,347,353
Fidelity Telecom Services Central Fund (c)	50,658	6,489,275
Fidelity Utilities Central Fund (c)	84,150	9,840,550
TOTAL EQUITY CENTRAL FUNDS (Cost $298,268,372)		316,465,216
Fixed-Income Central Funds - 40.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	279,255	2,890,291
Fidelity Floating Rate Central Fund (c)	139,534	14,161,314
Fidelity High Income Central Fund 1 (c)	143,675	14,228,087
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,279,692
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	195,335	19,701,485
Fidelity Tactical Income Central Fund (c)	1,702,859	182,904,045
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		202,605,530
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $223,500,968)		233,885,222
Money Market Central Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $25,510,424)	25,510,424	25,510,424
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/2/12 to 8/23/12 (b) (Cost $749,924)	$ 750,000	$ 749,952
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $548,029,688)	576,610,814
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,072,958)
NET ASSETS - 100%	$ 574,537,856
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 949,480	$ 54,544
26 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	1,850,940	109,002
22 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	1,039,170	50,635
TOTAL EQUITY INDEX CONTRACTS		$ 3,839,590	$ 214,181

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $749,952.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,786
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	230,560
Fidelity Consumer Staples Central Fund	453,064
Fidelity Emerging Markets Debt Central Fund	124,229
Fidelity Emerging Markets Equity Central Fund	183,071
Fidelity Energy Central Fund	310,865
Fidelity Financials Central Fund	442,206
Fidelity Floating Rate Central Fund	471,407
Fidelity Health Care Central Fund	213,048
Fidelity High Income Central Fund 1	741,457
Fidelity Industrials Central Fund	351,005
Fidelity Information Technology Central Fund	158,319
Fidelity International Equity Central Fund	1,676,446
Fidelity Materials Central Fund	101,371
Fidelity Tactical Income Central Fund	3,277,671
Fidelity Telecom Services Central Fund	134,611
Fidelity Utilities Central Fund	202,021
Total	$ 9,090,706
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 8,710,039	$ 5,596,305	$ 2,914,150	0.4%
Fidelity Consumer Discretionary Central Fund	12,388,655	11,614,689	1,014,969	27,059,012	3.1%
Fidelity Consumer Staples Central Fund	12,250,056	11,749,909	2,911,354	24,127,129	2.8%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,458,934	252,447	2,890,291	2.7%
Fidelity Emerging Markets Equity Central Fund	6,941,612	7,627,747	6,124,124	9,490,084	4.5%
Fidelity Energy Central Fund	13,451,364	12,604,265	2,975,194	23,634,877	2.8%
Fidelity Financials Central Fund	19,467,932	21,377,208	5,003,751	41,881,936	3.1%
Fidelity Floating Rate Central Fund	7,760,657	9,387,037	3,626,119	14,161,314	1.0%
Fidelity Health Care Central Fund	14,958,235	13,121,481	3,352,406	29,575,973	3.0%
Fidelity High Income Central Fund 1	9,380,567	7,917,585	4,018,291	14,228,087	2.8%
Fidelity Industrials Central Fund	12,997,889	12,372,801	3,238,047	25,858,511	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	20,704,264	1,164,725	19,701,485	3.2%
Fidelity Information Technology Central Fund	23,705,586	22,239,001	6,207,008	45,417,741	2.9%
Fidelity International Equity Central Fund	40,183,231	34,164,723	15,673,651	60,828,625	4.5%
Fidelity Materials Central Fund	4,622,261	4,539,811	1,125,896	9,347,353	3.2%
Fidelity Tactical Income Central Fund	103,152,770	107,237,518	31,715,451	182,904,045	3.2%
Fidelity Telecom Services Central Fund	3,387,271	3,089,550	746,577	6,489,275	2.8%
Fidelity Utilities Central Fund	4,626,235	4,995,153	748,162	9,840,550	3.0%
Total	$ 290,816,117	$ 314,911,715	$ 95,494,477	$ 550,350,438
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 316,465,216	$ 316,465,216	$ -	$ -
Fixed-Income Central Funds	233,885,222	233,885,222	-	-
Money Market Central Funds	25,510,424	25,510,424	-	-
US Treasury Obligations	749,952	-	749,952	-
Total Investments in Securities:	$ 576,610,814	$ 575,860,862	$ 749,952	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 214,181	$ 214,181	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $548,035,499. Net unrealized appreciation aggregated $28,575,315, of which $37,408,180 related to appreciated investment securities and $8,832,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor Asset
Manager® 70%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 70%

1.873072.103

AAM70-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,419,193	$ 14,560,916
Fidelity Consumer Discretionary Central Fund (d)	1,088,738	156,059,731
Fidelity Consumer Staples Central Fund (d)	939,111	144,867,239
Fidelity Emerging Markets Equity Central Fund (d)	334,963	61,583,003
Fidelity Energy Central Fund (d)	1,267,696	139,826,847
Fidelity Financials Central Fund (d)	4,331,539	239,967,274
Fidelity Health Care Central Fund (d)	1,180,374	178,791,308
Fidelity Industrials Central Fund (d)	1,078,784	156,779,628
Fidelity Information Technology Central Fund (d)	1,520,536	270,579,385
Fidelity International Equity Central Fund (d)	5,906,323	361,939,467
Fidelity Materials Central Fund (d)	335,565	55,925,220
Fidelity Telecom Services Central Fund (d)	306,196	39,223,766
Fidelity Utilities Central Fund (d)	498,539	58,299,138
TOTAL EQUITY CENTRAL FUNDS (Cost $1,841,855,961)		1,878,402,922
Fixed-Income Central Funds - 30.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,476,157	15,278,222
Fidelity Floating Rate Central Fund (d)	697,095	70,748,178
Fidelity High Income Central Fund 1 (d)	718,244	71,127,713
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,154,113
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Inflation-Protected Bond Index Central Fund (d)	977,432	98,583,793
Fidelity Tactical Income Central Fund (d)	5,882,933	631,885,795
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		730,469,588
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $846,055,820)		887,623,701
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc. (a) (Cost $4,583)	705	4,103
Money Market Central Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	122,135,636	$ 122,135,636
Fidelity Money Market Central Fund, 0.38% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $122,135,640)		122,135,640
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (c) (Cost $3,299,653)	$ 3,300,000	3,299,783
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,813,351,657)	2,891,466,149
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,644,450)
NET ASSETS - 100%	$ 2,881,821,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
192 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 13,021,440	$ 748,032
124 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	5,857,140	285,400
TOTAL EQUITY INDEX CONTRACTS		$ 18,878,580	$ 1,033,432

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,890.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,702
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	1,505,012
Fidelity Consumer Staples Central Fund	2,876,765
Fidelity Emerging Markets Debt Central Fund	769,094
Fidelity Emerging Markets Equity Central Fund	1,160,926
Fidelity Energy Central Fund	1,964,409
Fidelity Financials Central Fund	2,638,755
Fidelity Floating Rate Central Fund	2,573,368
Fidelity Health Care Central Fund	1,333,161
Fidelity High Income Central Fund 1	4,123,637
Fidelity Industrials Central Fund	2,204,227
Fidelity Information Technology Central Fund	990,682
Fidelity International Equity Central Fund	10,198,706
Fidelity Materials Central Fund	667,512
Fidelity Tactical Income Central Fund	12,321,912
Fidelity Telecom Services Central Fund	913,406
Fidelity Utilities Central Fund	1,295,507
Total	$ 47,650,496
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 43,259,001	$ 27,395,219	$ 14,560,916	1.8%
Fidelity Consumer Discretionary Central Fund	117,902,173	18,688,934	11,198,195	156,059,731	17.7%
Fidelity Consumer Staples Central Fund	115,794,020	19,942,591	11,762,145	144,867,239	16.9%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,639,963	1,895,076	15,278,222	14.4%
Fidelity Emerging Markets Equity Central Fund	58,414,160	21,400,718	25,941,603	61,583,003	29.5%
Fidelity Energy Central Fund	119,247,745	22,246,806	12,237,479	139,826,847	16.8%
Fidelity Financials Central Fund	175,751,943	37,379,359	16,713,726	239,967,274	17.6%
Fidelity Floating Rate Central Fund	58,022,827	26,253,147	17,352,246	70,748,178	4.8%
Fidelity Health Care Central Fund	132,805,973	25,033,735	11,457,313	178,791,308	18.0%
Fidelity High Income Central Fund 1	72,185,740	13,881,507	20,801,313	71,127,713	13.8%
Fidelity Industrials Central Fund	118,426,577	20,656,784	11,007,588	156,779,628	18.2%
Fidelity Inflation-Protected Bond Index Central Fund	-	99,469,350	1,709,417	98,583,793	15.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 193,616,497	$ 59,443,755	$ 24,705,055	$ 270,579,385	17.5%
Fidelity International Equity Central Fund	357,200,552	61,085,006	78,915,748	361,939,467	26.6%
Fidelity Materials Central Fund	41,111,134	8,932,086	4,293,351	55,925,220	18.9%
Fidelity Tactical Income Central Fund	559,827,477	172,820,509	114,723,643	631,885,795	10.9%
Fidelity Telecom Services Central Fund	33,734,709	5,408,756	5,217,566	39,223,766	16.8%
Fidelity Utilities Central Fund	47,102,493	7,852,511	2,942,145	58,299,138	17.9%
Total	$ 2,214,675,124	$ 666,394,518	$ 400,268,829	$ 2,766,026,623
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,103	$ 4,103	$ -	$ -
Equity Central Funds	1,878,402,922	1,878,402,922	-	-
Fixed-Income Central Funds	887,623,701	887,623,701	-	-
Money Market Central Funds	122,135,640	122,135,640	-	-
U.S. Treasury Obligations	3,299,783	-	3,299,783	-
Total Investments in Securities:	$ 2,891,466,149	$ 2,888,166,366	$ 3,299,783	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,033,432	$ 1,033,432	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,813,363,406. Net unrealized appreciation aggregated $78,102,743, of which $332,680,015 related to appreciated investment securities and $254,577,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor
Asset Manager® 85%
Class A
Class T
Class B
Class C
Institutional Class

June 30, 2012

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity
Asset Manager® 85%

1.851908.105

AAM85-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	380,247	$ 3,901,337
Fidelity Consumer Discretionary Central Fund (c)	351,018	50,314,960
Fidelity Consumer Staples Central Fund (c)	319,490	49,284,526
Fidelity Emerging Markets Equity Central Fund (c)	107,599	19,782,095
Fidelity Energy Central Fund (c)	431,952	47,644,360
Fidelity Financials Central Fund (c)	1,416,019	78,447,473
Fidelity Health Care Central Fund (c)	388,918	58,909,365
Fidelity Industrials Central Fund (c)	357,555	51,963,526
Fidelity Information Technology Central Fund (c)	493,699	87,853,785
Fidelity International Equity Central Fund (c)	1,991,825	122,059,032
Fidelity Materials Central Fund (c)	113,195	18,865,147
Fidelity Telecom Services Central Fund (c)	108,477	13,895,936
Fidelity Utilities Central Fund (c)	164,999	19,294,990
TOTAL EQUITY CENTRAL FUNDS (Cost $603,437,578)		622,216,532
Fixed-Income Central Funds - 18.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	379,654	3,929,418
Fidelity Floating Rate Central Fund (c)	74,699	7,581,196
Fidelity High Income Central Fund 1 (c)	192,487	19,061,958
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,572,572
Investment Grade Fixed-Income Funds - 15.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	186,534	18,813,834
Fidelity Tactical Income Central Fund (c)	909,285	97,666,291
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		116,480,125
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $143,012,946)		147,052,697
Money Market Central Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (a) (Cost $9,661,833)	9,661,833	9,661,833
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $1,049,888)	$ 1,050,000	$ 1,049,932
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $757,162,245)	779,980,994
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,599,150)
NET ASSETS - 100%	$ 776,381,844
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 2,135,700	$ 125,771
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	1,464,285	71,350
TOTAL EQUITY INDEX CONTRACTS		$ 3,599,985	$ 197,121

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,049,932.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,178
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	491,762
Fidelity Consumer Staples Central Fund	970,625
Fidelity Emerging Markets Debt Central Fund	201,207
Fidelity Emerging Markets Equity Central Fund	378,717
Fidelity Energy Central Fund	673,208
Fidelity Financials Central Fund	867,707
Fidelity Floating Rate Central Fund	65,285
Fidelity Health Care Central Fund	442,906
Fidelity High Income Central Fund 1	1,217,404
Fidelity Industrials Central Fund	734,120
Fidelity Information Technology Central Fund	325,045
Fidelity International Equity Central Fund	3,380,228
Fidelity Materials Central Fund	228,370
Fidelity Tactical Income Central Fund	1,621,387
Fidelity Telecom Services Central Fund	310,992
Fidelity Utilities Central Fund	435,214
Total	$ 12,365,896
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 15,480,380	$ 11,191,498	$ 3,901,337	0.5%
Fidelity Consumer Discretionary Central Fund	40,100,328	4,260,383	4,171,947	50,314,960	5.7%
Fidelity Consumer Staples Central Fund	40,227,870	4,356,605	2,388,295	49,284,526	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	550,082	780,381	3,929,418	3.7%
Fidelity Emerging Markets Equity Central Fund	20,477,562	5,926,198	9,333,859	19,782,095	9.5%
Fidelity Energy Central Fund	41,757,839	4,631,296	2,618,893	47,644,360	5.7%
Fidelity Financials Central Fund	58,864,000	10,987,683	5,461,236	78,447,473	5.8%
Fidelity Floating Rate Central Fund	-	8,142,092	507,551	7,581,196	0.5%
Fidelity Health Care Central Fund	46,341,357	4,787,248	3,101,542	58,909,365	5.9%
Fidelity High Income Central Fund 1	26,259,753	7,483,641	16,544,232	19,061,958	3.7%
Fidelity Industrials Central Fund	41,243,117	5,747,284	4,740,338	51,963,526	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	19,838,585	1,148,265	18,813,834	3.0%
Fidelity Information Technology Central Fund	65,291,631	17,466,971	8,294,858	87,853,785	5.7%
Fidelity International Equity Central Fund	118,826,709	14,860,348	18,696,390	122,059,032	9.0%
Fidelity Materials Central Fund	14,361,060	1,905,622	921,056	18,865,147	6.4%
Fidelity Tactical Income Central Fund	70,318,328	34,839,821	9,370,734	97,666,291	1.7%
Fidelity Telecom Services Central Fund	11,493,794	1,233,953	622,770	13,895,936	6.0%
Fidelity Utilities Central Fund	16,260,461	1,849,910	929,266	19,294,990	5.9%
Total	$ 615,707,686	$ 164,348,102	$ 100,823,111	$ 769,269,229
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 622,216,532	$ 622,216,532	$ -	$ -
Fixed-Income Central Funds	147,052,697	147,052,697	-	-
Money Market Central Funds	9,661,833	9,661,833	-	-
U.S. Treasury Obligations	1,049,932	-	1,049,932	-
Total Investments in Securities:	$ 779,980,994	$ 778,931,062	$ 1,049,932	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 197,121	$ 197,121	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $757,163,456. Net unrealized appreciation aggregated $22,817,538, of which $95,098,782 related to appreciated investment securities and $72,281,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 20%

June 30, 2012

1.803294.108

AMI-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 15.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,224,429	$ 22,822,644
Fidelity Consumer Discretionary Central Fund (b)	457,435	65,568,704
Fidelity Consumer Staples Central Fund (b)	380,238	58,655,500
Fidelity Energy Central Fund (b)	527,334	58,164,888
Fidelity Financials Central Fund (b)	1,832,072	101,496,777
Fidelity Health Care Central Fund (b)	472,172	71,519,820
Fidelity Industrials Central Fund (b)	444,769	64,638,327
Fidelity Information Technology Central Fund (b)	623,780	111,001,671
Fidelity International Equity Central Fund (b)	1,442,005	88,366,048
Fidelity Materials Central Fund (b)	136,518	22,752,089
Fidelity Telecom Services Central Fund (b)	126,311	16,180,393
Fidelity Utilities Central Fund (b)	209,882	24,543,628
TOTAL EQUITY CENTRAL FUNDS (Cost $648,244,612)		705,710,489
Fixed-Income Central Funds - 58.7%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (b)	2,210,633	22,880,051
Fidelity Floating Rate Central Fund (b)	1,748,952	177,501,124
Fidelity High Income Central Fund 1 (b)	1,348,057	133,498,096
TOTAL HIGH YIELD FIXED-INCOME FUNDS		333,879,271
Investment Grade Fixed-Income Funds - 51.2%
Fidelity Inflation-Protected Bond Index Central Fund (b)	1,742,471	175,745,586
Fidelity Tactical Income Central Fund (b)	19,480,308	2,092,379,890
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,268,125,476
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,448,796,283)		2,602,004,747
Money Market Central Funds - 25.8%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (a)	402,713,317	$ 402,713,317
Fidelity Money Market Central Fund, 0.38% (a)	740,880,197	740,880,197
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $1,143,593,514)		1,143,593,514
U.S. Treasury Obligations - 0.0%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (Cost $2,249,783)	$ 2,250,000	2,249,853
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $4,242,884,192)	4,453,558,603
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(19,353,847)
NET ASSETS - 100%	$ 4,434,204,756
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 282,644
Fidelity Commodity Strategy Central Fund	13,275
Fidelity Consumer Discretionary Central Fund	620,111
Fidelity Consumer Staples Central Fund	1,187,364
Fidelity Emerging Markets Debt Central Fund	1,065,765
Fidelity Emerging Markets Equity Central Fund	191,417
Fidelity Energy Central Fund	820,030
Fidelity Financials Central Fund	1,112,804
Fidelity Floating Rate Central Fund	7,674,986
Fidelity Health Care Central Fund	550,175
Fund	Income earned
Fidelity High Income Central Fund 1	$ 7,022,059
Fidelity Industrials Central Fund	914,152
Fidelity Information Technology Central Fund	410,939
Fidelity International Equity Central Fund	3,217,724
Fidelity Materials Central Fund	281,750
Fidelity Money Market Central Fund	2,133,172
Fidelity Tactical Income Central Fund	40,852,773
Fidelity Telecom Services Central Fund	375,632
Fidelity Utilities Central Fund	535,252
Total	$ 69,262,024
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 66,142	$ 44,796,713	$ 20,533,803	$ 22,822,644	2.9%
Fidelity Consumer Discretionary Central Fund	45,800,662	9,732,098	2,163,060	65,568,704	7.4%
Fidelity Consumer Staples Central Fund	47,186,976	9,655,579	6,850,047	58,655,500	6.8%
Fidelity Emerging Markets Debt Central Fund	18,474,704	3,887,590	935,180	22,880,051	21.5%
Fidelity Emerging Markets Equity Central Fund	23,187,808	3,684,711	31,382,168	-	0.0%
Fidelity Energy Central Fund	49,177,444	10,432,129	5,696,947	58,164,888	7.0%
Fidelity Financials Central Fund	69,322,940	21,996,087	7,782,128	101,496,777	7.5%
Fidelity Floating Rate Central Fund	114,683,799	135,919,377	84,059,737	177,501,124	12.1%
Fidelity Health Care Central Fund	54,800,471	11,431,968	8,065,744	71,519,820	7.2%
Fidelity High Income Central Fund 1	117,444,135	28,334,783	22,261,107	133,498,096	26.0%
Fidelity Industrials Central Fund	48,819,734	11,422,824	7,354,414	64,638,327	7.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	175,211,667	825,895	175,745,586	28.3%
Fidelity Information Technology Central Fund	87,435,476	19,266,674	13,257,509	111,001,671	7.2%
Fidelity International Equity Central Fund	144,821,347	47,489,430	113,082,230	88,366,048	6.5%
Fidelity Materials Central Fund	17,715,319	3,719,569	3,073,563	22,752,089	7.7%
Fidelity Tactical Income Central Fund	1,806,296,696	408,404,353	168,840,639	2,092,379,890	36.1%
Fidelity Telecom Services Central Fund	13,872,485	2,626,279	2,537,083	16,180,393	6.9%
Fidelity Utilities Central Fund	18,624,919	4,093,326	780,484	24,543,628	7.5%
Total	$ 2,677,731,057	$ 952,105,157	$ 499,481,738	$ 3,307,715,236
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 705,710,489	$ 705,710,489	$ -	$ -
Fixed-Income Central Funds	2,602,004,747	2,602,004,747	-	-
Money Market Central Funds	1,143,593,514	1,143,593,514	-	-
U.S. Treasury Obligations	2,249,853	-	2,249,853	-
Total Investments in Securities:	$ 4,453,558,603	$ 4,451,308,750	$ 2,249,853	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $4,242,906,483. Net unrealized appreciation aggregated $210,652,120, of which $258,102,119 related to appreciated investment securities and $47,449,999 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 30%

June 30, 2012

1.849901.104

TAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 25.9%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	179,572	$ 1,842,405
Fidelity Consumer Discretionary Central Fund (c)	57,655	8,264,247
Fidelity Consumer Staples Central Fund (c)	46,809	7,220,746
Fidelity Emerging Markets Equity Central Fund (c)	8,338	1,533,000
Fidelity Energy Central Fund (c)	65,590	7,234,556
Fidelity Financials Central Fund (c)	226,646	12,556,213
Fidelity Health Care Central Fund (c)	59,500	9,012,535
Fidelity Industrials Central Fund (c)	54,915	7,980,778
Fidelity Information Technology Central Fund (c)	76,920	13,687,835
Fidelity International Equity Central Fund (c)	261,138	16,002,565
Fidelity Materials Central Fund (c)	16,804	2,800,522
Fidelity Telecom Services Central Fund (c)	15,426	1,976,077
Fidelity Utilities Central Fund (c)	26,378	3,084,600
TOTAL EQUITY CENTRAL FUNDS (Cost $87,318,696)		93,196,079
Fixed-Income Central Funds - 58.5%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	174,052	1,801,441
Fidelity Floating Rate Central Fund (c)	141,184	14,328,765
Fidelity High Income Central Fund 1 (c)	108,869	10,781,309
TOTAL HIGH YIELD FIXED-INCOME FUNDS		26,911,515
Investment Grade Fixed-Income Funds - 51.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	140,848	14,205,970
Fidelity Tactical Income Central Fund (c)	1,572,670	168,920,502
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		183,126,472
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $199,078,982)		210,037,987
Money Market Central Funds - 15.9%

Fidelity Cash Central Fund, 0.17% (a)	34,850,336	34,850,336
Fidelity Money Market Central Fund, 0.38% (a)	22,329,747	22,329,747
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $57,180,083)		57,180,083
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $299,970)	$ 300,000	$ 299,980
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $343,877,731)	360,714,129
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,395,458)
NET ASSETS - 100%	$ 359,318,671
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
7 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	$ 330,645	$ 16,111

The face value of futures purchased as a percentage of net assets is 0.1%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,980.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 24,459
Fidelity Commodity Strategy Central Fund	766
Fidelity Consumer Discretionary Central Fund	71,291
Fidelity Consumer Staples Central Fund	136,528
Fidelity Emerging Markets Debt Central Fund	75,041
Fidelity Emerging Markets Equity Central Fund	40,255
Fidelity Energy Central Fund	93,848
Fidelity Financials Central Fund	130,192
Fidelity Floating Rate Central Fund	575,641
Fidelity Health Care Central Fund	63,545
Fidelity High Income Central Fund 1	519,092
Fidelity Industrials Central Fund	105,360
Fidelity Information Technology Central Fund	47,062
Fidelity International Equity Central Fund	456,564
Fidelity Materials Central Fund	31,052
Fidelity Money Market Central Fund	64,293
Fidelity Tactical Income Central Fund	3,023,891
Fidelity Telecom Services Central Fund	40,642
Fidelity Utilities Central Fund	61,667
Total	$ 5,561,189
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 4,338	$ 3,566,506	$ 1,598,785	$ 1,842,405	0.2%
Fidelity Consumer Discretionary Central Fund	4,527,444	2,591,726	187,950	8,264,247	0.9%
Fidelity Consumer Staples Central Fund	4,514,241	2,606,872	862,390	7,220,746	0.8%
Fidelity Emerging Markets Debt Central Fund	1,099,064	646,735	39,278	1,801,441	1.7%
Fidelity Emerging Markets Equity Central Fund	2,650,161	1,354,016	2,925,752	1,533,000	0.7%
Fidelity Energy Central Fund	4,852,034	2,773,611	729,689	7,234,556	0.9%
Fidelity Financials Central Fund	6,935,833	5,039,018	1,415,853	12,556,213	0.5%
Fidelity Floating Rate Central Fund	7,371,402	12,771,363	6,610,973	14,328,765	0.9%
Fidelity Health Care Central Fund	5,426,053	2,875,866	796,744	9,012,535	0.9%
Fidelity High Income Central Fund 1	7,455,874	3,982,631	1,344,005	10,781,309	2.1%
Fidelity Industrials Central Fund	4,765,482	2,688,354	723,251	7,980,778	0.9%
Fidelity Inflation-Protected Bond Index Central Fund	-	14,200,546	104,431	14,205,970	2.3%
Fidelity Information Technology Central Fund	8,538,750	4,959,069	1,706,394	13,687,835	0.9%
Fidelity International Equity Central Fund	14,610,379	7,743,088	7,190,230	16,002,565	1.2%
Fidelity Materials Central Fund	1,713,575	984,243	349,756	2,800,522	0.9%
Fidelity Tactical Income Central Fund	113,762,037	64,044,910	12,504,664	168,920,502	2.9%
Fidelity Telecom Services Central Fund	1,219,966	718,005	197,643	1,976,077	0.8%
Fidelity Utilities Central Fund	1,773,438	1,081,691	69,393	3,084,600	0.9%
Total	$ 191,220,071	$ 134,628,250	$ 39,357,181	$ 303,234,066
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 93,196,079	$ 93,196,079	$ -	$ -
Fixed-Income Central Funds	210,037,987	210,037,987	-	-
Money Market Central Funds	57,180,083	57,180,083	-	-
U.S. Treasury Obligations	299,980	-	299,980	-
Total Investments in Securities:	$ 360,714,129	$ 360,414,149	$ 299,980	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 16,111	$ 16,111	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $343,880,658. Net unrealized appreciation aggregated $16,833,471, of which $19,328,048 related to appreciated investment securities and $2,494,577 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 40%

June 30, 2012

1.849911.104

FAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 35.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	157,863	$ 1,619,679
Fidelity Consumer Discretionary Central Fund (c)	68,272	9,786,043
Fidelity Consumer Staples Central Fund (c)	56,196	8,668,740
Fidelity Emerging Markets Equity Central Fund (c)	15,420	2,834,927
Fidelity Energy Central Fund (c)	78,494	8,657,871
Fidelity Financials Central Fund (c)	272,571	15,100,457
Fidelity Health Care Central Fund (c)	65,647	9,943,608
Fidelity Industrials Central Fund (c)	66,023	9,595,142
Fidelity Information Technology Central Fund (c)	92,318	16,428,012
Fidelity International Equity Central Fund (c)	332,408	20,369,972
Fidelity Materials Central Fund (c)	20,252	3,375,226
Fidelity Telecom Services Central Fund (c)	18,468	2,365,752
Fidelity Utilities Central Fund (c)	31,598	3,695,109
TOTAL EQUITY CENTRAL FUNDS (Cost $106,901,281)		112,440,538
Fixed-Income Central Funds - 53.3%

High Yield Fixed-Income Funds - 7.5%
Fidelity Emerging Markets Debt Central Fund (c)	153,486	1,588,577
Fidelity Floating Rate Central Fund (c)	124,111	12,595,991
Fidelity High Income Central Fund 1 (c)	95,749	9,481,985
TOTAL HIGH YIELD FIXED-INCOME FUNDS		23,666,553
Investment Grade Fixed-Income Funds - 45.8%
Fidelity Inflation-Protected Bond Index Central Fund (c)	123,921	12,498,708
Fidelity Tactical Income Central Fund (c)	1,237,490	132,918,779
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		145,417,487
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $161,609,547)		169,084,040
Money Market Central Funds - 11.5%

Fidelity Cash Central Fund, 0.17% (a)	26,183,067	26,183,067
Fidelity Money Market Central Fund, 0.38% (a)	10,244,906	10,244,906
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $36,427,973)		36,427,973
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $299,970)	$ 300,000	$ 299,978
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $305,238,771)	318,252,529
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(1,178,241)
NET ASSETS - 100%	$ 317,074,288
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
17 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 1,152,940	$ 66,232
9 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	425,115	20,715
TOTAL EQUITY INDEX CONTRACTS		$ 1,578,055	$ 86,947

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $299,978.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 15,549
Fidelity Commodity Strategy Central Fund	630
Fidelity Consumer Discretionary Central Fund	79,946
Fidelity Consumer Staples Central Fund	156,265
Fidelity Emerging Markets Debt Central Fund	62,133
Fidelity Emerging Markets Equity Central Fund	57,330
Fidelity Energy Central Fund	107,580
Fidelity Financials Central Fund	151,326
Fidelity Floating Rate Central Fund	473,923
Fidelity Health Care Central Fund	72,707
Fidelity High Income Central Fund 1	425,003
Fidelity Industrials Central Fund	122,217
Fidelity Information Technology Central Fund	54,278
Fidelity International Equity Central Fund	549,372
Fidelity Materials Central Fund	35,381
Fidelity Money Market Central Fund	29,498
Fidelity Tactical Income Central Fund	2,213,559
Fidelity Telecom Services Central Fund	46,442
Fidelity Utilities Central Fund	70,482
Total	$ 4,723,621
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 3,132	$ 3,112,455	$ 1,378,356	$ 1,619,679	0.2%
Fidelity Consumer Discretionary Central Fund	4,483,655	4,169,226	260,571	9,786,043	1.1%
Fidelity Consumer Staples Central Fund	4,558,982	4,025,589	959,722	8,668,740	1.0%
Fidelity Emerging Markets Debt Central Fund	799,850	758,809	43,170	1,588,577	1.5%
Fidelity Emerging Markets Equity Central Fund	2,692,815	2,325,389	2,581,067	2,834,927	1.4%
Fidelity Energy Central Fund	4,991,049	4,304,634	889,225	8,657,871	1.0%
Fidelity Financials Central Fund	7,133,563	7,159,246	1,194,727	15,100,457	1.1%
Fidelity Floating Rate Central Fund	5,172,942	11,965,139	5,170,594	12,595,991	0.9%
Fidelity Health Care Central Fund	5,458,156	4,597,859	1,741,842	9,943,608	1.0%
Fidelity High Income Central Fund 1	5,232,601	4,603,713	882,650	9,481,985	1.8%
Fidelity Industrials Central Fund	4,818,810	4,325,868	836,995	9,595,142	1.1%
Fidelity Inflation-Protected Bond Index Central Fund	-	12,669,487	272,178	12,498,708	2.0%
Fidelity Information Technology Central Fund	8,490,020	7,884,521	1,872,243	16,428,012	1.1%
Fidelity International Equity Central Fund	14,342,393	12,080,121	6,760,839	20,369,972	1.5%
Fidelity Materials Central Fund	1,771,211	1,557,559	433,157	3,375,226	1.1%
Fidelity Tactical Income Central Fund	73,770,150	67,249,606	10,899,311	132,918,779	2.3%
Fidelity Telecom Services Central Fund	1,224,590	1,102,206	220,779	2,365,752	1.0%
Fidelity Utilities Central Fund	1,806,392	1,638,735	95,186	3,695,109	1.1%
Total	$ 146,750,311	$ 155,530,162	$ 36,492,612	$ 281,524,578
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 112,440,538	$ 112,440,538	$ -	$ -
Fixed-Income Central Funds	169,084,040	169,084,040	-	-
Money Market Central Funds	36,427,973	36,427,973	-	-
U.S. Treasury Obligations	299,978	-	299,978	-
Total Investments in Securities:	$ 318,252,529	$ 317,952,551	$ 299,978	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 86,947	$ 86,947	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $305,242,962. Net unrealized appreciation aggregated $13,009,567, of which $16,757,193 related to appreciated investment securities and $3,747,626 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 50%

June 30, 2012

1.803291.108

FAA-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 45.0%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	3,344,125	$ 34,310,721
Fidelity Consumer Discretionary Central Fund (c)	1,795,401	257,352,823
Fidelity Consumer Staples Central Fund (c)	1,499,843	231,365,836
Fidelity Emerging Markets Equity Central Fund (c)	499,525	91,837,705
Fidelity Energy Central Fund (c)	2,066,207	227,902,581
Fidelity Financials Central Fund (c)	7,187,213	398,171,617
Fidelity Health Care Central Fund (c)	1,912,198	289,640,587
Fidelity Industrials Central Fund (c)	1,750,409	254,387,004
Fidelity Information Technology Central Fund (c)	2,461,265	437,982,028
Fidelity International Equity Central Fund (c)	9,218,247	564,894,196
Fidelity Materials Central Fund (c)	538,424	89,733,708
Fidelity Telecom Services Central Fund (c)	494,095	63,293,578
Fidelity Utilities Central Fund (c)	806,221	94,279,427
TOTAL EQUITY CENTRAL FUNDS (Cost $2,787,781,942)		3,035,151,811
Fixed-Income Central Funds - 46.8%

High Yield Fixed-Income Funds - 6.5%
Fidelity Emerging Markets Debt Central Fund (c)	3,416,967	35,365,613
Fidelity Floating Rate Central Fund (c)	1,971,187	200,055,798
Fidelity High Income Central Fund 1 (c)	2,028,492	200,881,587
TOTAL HIGH YIELD FIXED-INCOME FUNDS		436,302,998
Investment Grade Fixed-Income Funds - 40.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	2,297,048	231,680,248
Fidelity Tactical Income Central Fund (c)	23,128,509	2,484,233,184
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,715,913,432
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,947,231,148)		3,152,216,430
Money Market Central Funds - 8.5%

Fidelity Cash Central Fund, 0.17% (a)	342,785,842	342,785,842
Fidelity Money Market Central Fund, 0.38% (a)	226,552,203	226,552,203
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $569,338,045)		569,338,045
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $8,349,121)	$ 8,350,000	$ 8,349,456
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $6,312,700,256)	6,765,055,742
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(25,491,268)
NET ASSETS - 100%	$ 6,739,564,474
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
745 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 50,525,900	$ 2,902,520
245 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	11,572,575	563,895
TOTAL EQUITY INDEX CONTRACTS		$ 62,098,475	$ 3,466,415

The face value of futures purchased as a percentage of net assets is 0.9%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,549,704.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 258,744
Fidelity Commodity Strategy Central Fund	31,805
Fidelity Consumer Discretionary Central Fund	2,559,515
Fidelity Consumer Staples Central Fund	4,773,012
Fidelity Emerging Markets Debt Central Fund	1,786,818
Fidelity Emerging Markets Equity Central Fund	1,823,272
Fidelity Energy Central Fund	3,314,975
Fidelity Financials Central Fund	4,433,502
Fidelity Floating Rate Central Fund	8,838,283
Fidelity Health Care Central Fund	2,216,047
Fidelity High Income Central Fund 1	11,277,397
Fidelity Industrials Central Fund	3,674,460
Fidelity Information Technology Central Fund	1,654,680
Fidelity International Equity Central Fund	16,402,122
Fidelity Materials Central Fund	1,145,527
Fidelity Money Market Central Fund	652,298
Fidelity Tactical Income Central Fund	50,724,049
Fidelity Telecom Services Central Fund	1,520,082
Fidelity Utilities Central Fund	2,142,222
Total	$ 119,228,810
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 136,625	$ 100,141,533	$ 63,512,693	$ 34,310,721	4.3%
Fidelity Consumer Discretionary Central Fund	209,822,586	13,012,457	18,354,240	257,352,823	29.1%
Fidelity Consumer Staples Central Fund	203,617,955	14,903,763	22,654,119	231,365,836	27.0%
Fidelity Emerging Markets Debt Central Fund	32,693,557	3,382,207	3,226,488	35,365,613	33.3%
Fidelity Emerging Markets Equity Central Fund	99,932,653	28,010,971	48,981,209	91,837,705	44.0%
Fidelity Energy Central Fund	210,081,529	15,822,241	18,686,969	227,902,581	27.4%
Fidelity Financials Central Fund	295,039,836	41,465,177	12,799,244	398,171,617	29.3%
Fidelity Floating Rate Central Fund	185,263,734	76,227,644	75,104,200	200,055,798	13.6%
Fidelity Health Care Central Fund	236,389,357	17,144,074	19,177,585	289,640,587	29.1%
Fidelity High Income Central Fund 1	204,822,825	19,965,238	40,047,818	200,881,587	39.1%
Fidelity Industrials Central Fund	207,581,392	15,153,089	18,535,037	254,387,004	29.5%
Fidelity Inflation-Protected Bond Index Central Fund	-	235,761,355	5,910,613	231,680,248	37.4%
Fidelity Information Technology Central Fund	377,745,310	31,154,913	44,543,121	437,982,028	28.4%
Fidelity International Equity Central Fund	635,426,079	64,080,032	173,335,965	564,894,196	41.4%
Fidelity Materials Central Fund	74,822,938	5,267,718	8,837,415	89,733,708	30.2%
Fidelity Tactical Income Central Fund	2,354,157,964	329,819,441	256,123,672	2,484,233,184	42.9%
Fidelity Telecom Services Central Fund	59,025,427	4,295,078	8,970,361	63,293,578	27.2%
Fidelity Utilities Central Fund	80,473,684	6,702,057	3,250,438	94,279,427	28.9%
Total	$ 5,467,033,451	$ 1,022,308,988	$ 842,051,187	$ 6,187,368,241
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 3,035,151,811	$ 3,035,151,811	$ -	$ -
Fixed-Income Central Funds	3,152,216,430	3,152,216,430	-	-
Money Market Central Funds	569,338,045	569,338,045	-	-
U.S. Treasury Obligations	8,349,456	-	8,349,456	-
Total Investments in Securities:	$ 6,765,055,742	$ 6,756,706,286	$ 8,349,456	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 3,466,415	$ 3,466,415	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $6,312,729,331. Net unrealized appreciation aggregated $452,326,411, of which $783,228,997 related to appreciated investment securities and $330,902,586 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 60%

June 30, 2012

1.849912.104

SAN-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 55.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	284,030	$ 2,914,150
Fidelity Consumer Discretionary Central Fund (c)	188,775	27,059,012
Fidelity Consumer Staples Central Fund (c)	156,406	24,127,129
Fidelity Emerging Markets Equity Central Fund (c)	51,619	9,490,084
Fidelity Energy Central Fund (c)	214,278	23,634,877
Fidelity Financials Central Fund (c)	755,992	41,881,936
Fidelity Health Care Central Fund (c)	195,260	29,575,973
Fidelity Industrials Central Fund (c)	177,930	25,858,511
Fidelity Information Technology Central Fund (c)	255,228	45,417,741
Fidelity International Equity Central Fund (c)	992,634	60,828,625
Fidelity Materials Central Fund (c)	56,086	9,347,353
Fidelity Telecom Services Central Fund (c)	50,658	6,489,275
Fidelity Utilities Central Fund (c)	84,150	9,840,550
TOTAL EQUITY CENTRAL FUNDS (Cost $298,268,372)		316,465,216
Fixed-Income Central Funds - 40.7%

High Yield Fixed-Income Funds - 5.4%
Fidelity Emerging Markets Debt Central Fund (c)	279,255	2,890,291
Fidelity Floating Rate Central Fund (c)	139,534	14,161,314
Fidelity High Income Central Fund 1 (c)	143,675	14,228,087
TOTAL HIGH YIELD FIXED-INCOME FUNDS		31,279,692
Investment Grade Fixed-Income Funds - 35.3%
Fidelity Inflation-Protected Bond Index Central Fund (c)	195,335	19,701,485
Fidelity Tactical Income Central Fund (c)	1,702,859	182,904,045
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		202,605,530
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $223,500,968)		233,885,222
Money Market Central Funds - 4.5%

Fidelity Cash Central Fund, 0.17% (a) (Cost $25,510,424)	25,510,424	25,510,424
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/2/12 to 8/23/12 (b) (Cost $749,924)	$ 750,000	$ 749,952
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $548,029,688)	576,610,814
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(2,072,958)
NET ASSETS - 100%	$ 574,537,856
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
14 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 949,480	$ 54,544
26 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	1,850,940	109,002
22 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	1,039,170	50,635
TOTAL EQUITY INDEX CONTRACTS		$ 3,839,590	$ 214,181

The face value of futures purchased as a percentage of net assets is 0.7%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $749,952.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than the Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,786
Fidelity Commodity Strategy Central Fund	1,569
Fidelity Consumer Discretionary Central Fund	230,560
Fidelity Consumer Staples Central Fund	453,064
Fidelity Emerging Markets Debt Central Fund	124,229
Fidelity Emerging Markets Equity Central Fund	183,071
Fidelity Energy Central Fund	310,865
Fidelity Financials Central Fund	442,206
Fidelity Floating Rate Central Fund	471,407
Fidelity Health Care Central Fund	213,048
Fidelity High Income Central Fund 1	741,457
Fidelity Industrials Central Fund	351,005
Fidelity Information Technology Central Fund	158,319
Fidelity International Equity Central Fund	1,676,446
Fidelity Materials Central Fund	101,371
Fidelity Tactical Income Central Fund	3,277,671
Fidelity Telecom Services Central Fund	134,611
Fidelity Utilities Central Fund	202,021
Total	$ 9,090,706
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 6,531	$ 8,710,039	$ 5,596,305	$ 2,914,150	0.4%
Fidelity Consumer Discretionary Central Fund	12,388,655	11,614,689	1,014,969	27,059,012	3.1%
Fidelity Consumer Staples Central Fund	12,250,056	11,749,909	2,911,354	24,127,129	2.8%
Fidelity Emerging Markets Debt Central Fund	1,535,265	1,458,934	252,447	2,890,291	2.7%
Fidelity Emerging Markets Equity Central Fund	6,941,612	7,627,747	6,124,124	9,490,084	4.5%
Fidelity Energy Central Fund	13,451,364	12,604,265	2,975,194	23,634,877	2.8%
Fidelity Financials Central Fund	19,467,932	21,377,208	5,003,751	41,881,936	3.1%
Fidelity Floating Rate Central Fund	7,760,657	9,387,037	3,626,119	14,161,314	1.0%
Fidelity Health Care Central Fund	14,958,235	13,121,481	3,352,406	29,575,973	3.0%
Fidelity High Income Central Fund 1	9,380,567	7,917,585	4,018,291	14,228,087	2.8%
Fidelity Industrials Central Fund	12,997,889	12,372,801	3,238,047	25,858,511	3.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	20,704,264	1,164,725	19,701,485	3.2%
Fidelity Information Technology Central Fund	23,705,586	22,239,001	6,207,008	45,417,741	2.9%
Fidelity International Equity Central Fund	40,183,231	34,164,723	15,673,651	60,828,625	4.5%
Fidelity Materials Central Fund	4,622,261	4,539,811	1,125,896	9,347,353	3.2%
Fidelity Tactical Income Central Fund	103,152,770	107,237,518	31,715,451	182,904,045	3.2%
Fidelity Telecom Services Central Fund	3,387,271	3,089,550	746,577	6,489,275	2.8%
Fidelity Utilities Central Fund	4,626,235	4,995,153	748,162	9,840,550	3.0%
Total	$ 290,816,117	$ 314,911,715	$ 95,494,477	$ 550,350,438
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 316,465,216	$ 316,465,216	$ -	$ -
Fixed-Income Central Funds	233,885,222	233,885,222	-	-
Money Market Central Funds	25,510,424	25,510,424	-	-
US Treasury Obligations	749,952	-	749,952	-
Total Investments in Securities:	$ 576,610,814	$ 575,860,862	$ 749,952	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 214,181	$ 214,181	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $548,035,499. Net unrealized appreciation aggregated $28,575,315, of which $37,408,180 related to appreciated investment securities and $8,832,865 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 70%

June 30, 2012

1.818368.107

AMG-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 65.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (d)	1,419,193	$ 14,560,916
Fidelity Consumer Discretionary Central Fund (d)	1,088,738	156,059,731
Fidelity Consumer Staples Central Fund (d)	939,111	144,867,239
Fidelity Emerging Markets Equity Central Fund (d)	334,963	61,583,003
Fidelity Energy Central Fund (d)	1,267,696	139,826,847
Fidelity Financials Central Fund (d)	4,331,539	239,967,274
Fidelity Health Care Central Fund (d)	1,180,374	178,791,308
Fidelity Industrials Central Fund (d)	1,078,784	156,779,628
Fidelity Information Technology Central Fund (d)	1,520,536	270,579,385
Fidelity International Equity Central Fund (d)	5,906,323	361,939,467
Fidelity Materials Central Fund (d)	335,565	55,925,220
Fidelity Telecom Services Central Fund (d)	306,196	39,223,766
Fidelity Utilities Central Fund (d)	498,539	58,299,138
TOTAL EQUITY CENTRAL FUNDS (Cost $1,841,855,961)		1,878,402,922
Fixed-Income Central Funds - 30.8%

High Yield Fixed-Income Funds - 5.5%
Fidelity Emerging Markets Debt Central Fund (d)	1,476,157	15,278,222
Fidelity Floating Rate Central Fund (d)	697,095	70,748,178
Fidelity High Income Central Fund 1 (d)	718,244	71,127,713
TOTAL HIGH YIELD FIXED-INCOME FUNDS		157,154,113
Investment Grade Fixed-Income Funds - 25.3%
Fidelity Inflation-Protected Bond Index Central Fund (d)	977,432	98,583,793
Fidelity Tactical Income Central Fund (d)	5,882,933	631,885,795
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		730,469,588
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $846,055,820)		887,623,701
Common Stocks - 0.0%

United States of America - 0.0%
Comverse Technology, Inc. (a) (Cost $4,583)	705	4,103
Money Market Central Funds - 4.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	122,135,636	$ 122,135,636
Fidelity Money Market Central Fund, 0.38% (b)	4	4
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $122,135,640)		122,135,640
U.S. Treasury Obligations - 0.1%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (c) (Cost $3,299,653)	$ 3,300,000	3,299,783
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $2,813,351,657)	2,891,466,149
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(9,644,450)
NET ASSETS - 100%	$ 2,881,821,699
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
192 CME E-mini S&P 500 Index Contracts	Sept. 2012	$ 13,021,440	$ 748,032
124 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	5,857,140	285,400
TOTAL EQUITY INDEX CONTRACTS		$ 18,878,580	$ 1,033,432

The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,699,890.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 100,702
Fidelity Commodity Strategy Central Fund	12,715
Fidelity Consumer Discretionary Central Fund	1,505,012
Fidelity Consumer Staples Central Fund	2,876,765
Fidelity Emerging Markets Debt Central Fund	769,094
Fidelity Emerging Markets Equity Central Fund	1,160,926
Fidelity Energy Central Fund	1,964,409
Fidelity Financials Central Fund	2,638,755
Fidelity Floating Rate Central Fund	2,573,368
Fidelity Health Care Central Fund	1,333,161
Fidelity High Income Central Fund 1	4,123,637
Fidelity Industrials Central Fund	2,204,227
Fidelity Information Technology Central Fund	990,682
Fidelity International Equity Central Fund	10,198,706
Fidelity Materials Central Fund	667,512
Fidelity Tactical Income Central Fund	12,321,912
Fidelity Telecom Services Central Fund	913,406
Fidelity Utilities Central Fund	1,295,507
Total	$ 47,650,496
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 61,425	$ 43,259,001	$ 27,395,219	$ 14,560,916	1.8%
Fidelity Consumer Discretionary Central Fund	117,902,173	18,688,934	11,198,195	156,059,731	17.7%
Fidelity Consumer Staples Central Fund	115,794,020	19,942,591	11,762,145	144,867,239	16.9%
Fidelity Emerging Markets Debt Central Fund	13,469,679	2,639,963	1,895,076	15,278,222	14.4%
Fidelity Emerging Markets Equity Central Fund	58,414,160	21,400,718	25,941,603	61,583,003	29.5%
Fidelity Energy Central Fund	119,247,745	22,246,806	12,237,479	139,826,847	16.8%
Fidelity Financials Central Fund	175,751,943	37,379,359	16,713,726	239,967,274	17.6%
Fidelity Floating Rate Central Fund	58,022,827	26,253,147	17,352,246	70,748,178	4.8%
Fidelity Health Care Central Fund	132,805,973	25,033,735	11,457,313	178,791,308	18.0%
Fidelity High Income Central Fund 1	72,185,740	13,881,507	20,801,313	71,127,713	13.8%
Fidelity Industrials Central Fund	118,426,577	20,656,784	11,007,588	156,779,628	18.2%
Fidelity Inflation-Protected Bond Index Central Fund	-	99,469,350	1,709,417	98,583,793	15.9%
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Information Technology Central Fund	$ 193,616,497	$ 59,443,755	$ 24,705,055	$ 270,579,385	17.5%
Fidelity International Equity Central Fund	357,200,552	61,085,006	78,915,748	361,939,467	26.6%
Fidelity Materials Central Fund	41,111,134	8,932,086	4,293,351	55,925,220	18.9%
Fidelity Tactical Income Central Fund	559,827,477	172,820,509	114,723,643	631,885,795	10.9%
Fidelity Telecom Services Central Fund	33,734,709	5,408,756	5,217,566	39,223,766	16.8%
Fidelity Utilities Central Fund	47,102,493	7,852,511	2,942,145	58,299,138	17.9%
Total	$ 2,214,675,124	$ 666,394,518	$ 400,268,829	$ 2,766,026,623
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 4,103	$ 4,103	$ -	$ -
Equity Central Funds	1,878,402,922	1,878,402,922	-	-
Fixed-Income Central Funds	887,623,701	887,623,701	-	-
Money Market Central Funds	122,135,640	122,135,640	-	-
U.S. Treasury Obligations	3,299,783	-	3,299,783	-
Total Investments in Securities:	$ 2,891,466,149	$ 2,888,166,366	$ 3,299,783	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 1,033,432	$ 1,033,432	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $2,813,363,406. Net unrealized appreciation aggregated $78,102,743, of which $332,680,015 related to appreciated investment securities and $254,577,272 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Asset Manager® 85%

June 30, 2012

1.803292.108

AGG-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 80.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (c)	380,247	$ 3,901,337
Fidelity Consumer Discretionary Central Fund (c)	351,018	50,314,960
Fidelity Consumer Staples Central Fund (c)	319,490	49,284,526
Fidelity Emerging Markets Equity Central Fund (c)	107,599	19,782,095
Fidelity Energy Central Fund (c)	431,952	47,644,360
Fidelity Financials Central Fund (c)	1,416,019	78,447,473
Fidelity Health Care Central Fund (c)	388,918	58,909,365
Fidelity Industrials Central Fund (c)	357,555	51,963,526
Fidelity Information Technology Central Fund (c)	493,699	87,853,785
Fidelity International Equity Central Fund (c)	1,991,825	122,059,032
Fidelity Materials Central Fund (c)	113,195	18,865,147
Fidelity Telecom Services Central Fund (c)	108,477	13,895,936
Fidelity Utilities Central Fund (c)	164,999	19,294,990
TOTAL EQUITY CENTRAL FUNDS (Cost $603,437,578)		622,216,532
Fixed-Income Central Funds - 18.9%

High Yield Fixed-Income Funds - 3.9%
Fidelity Emerging Markets Debt Central Fund (c)	379,654	3,929,418
Fidelity Floating Rate Central Fund (c)	74,699	7,581,196
Fidelity High Income Central Fund 1 (c)	192,487	19,061,958
TOTAL HIGH YIELD FIXED-INCOME FUNDS		30,572,572
Investment Grade Fixed-Income Funds - 15.0%
Fidelity Inflation-Protected Bond Index Central Fund (c)	186,534	18,813,834
Fidelity Tactical Income Central Fund (c)	909,285	97,666,291
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		116,480,125
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $143,012,946)		147,052,697
Money Market Central Funds - 1.3%

Fidelity Cash Central Fund, 0.17% (a) (Cost $9,661,833)	9,661,833	9,661,833
U.S. Treasury Obligations - 0.1%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 8/23/12 (b) (Cost $1,049,888)	$ 1,050,000	$ 1,049,932
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $757,162,245)	779,980,994
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(3,599,150)
NET ASSETS - 100%	$ 776,381,844
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
30 NYSE E-mini MSCI EAFE Index Contracts	Sept. 2012	$ 2,135,700	$ 125,771
31 NYSE E-mini MSCI Emerging Markets Index Contracts	Sept. 2012	1,464,285	71,350
TOTAL EQUITY INDEX CONTRACTS		$ 3,599,985	$ 197,121

The face value of futures purchased as a percentage of net assets is 0.5%
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,049,932.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, other than Commodity Strategy Central Fund, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 17,178
Fidelity Commodity Strategy Central Fund	4,541
Fidelity Consumer Discretionary Central Fund	491,762
Fidelity Consumer Staples Central Fund	970,625
Fidelity Emerging Markets Debt Central Fund	201,207
Fidelity Emerging Markets Equity Central Fund	378,717
Fidelity Energy Central Fund	673,208
Fidelity Financials Central Fund	867,707
Fidelity Floating Rate Central Fund	65,285
Fidelity Health Care Central Fund	442,906
Fidelity High Income Central Fund 1	1,217,404
Fidelity Industrials Central Fund	734,120
Fidelity Information Technology Central Fund	325,045
Fidelity International Equity Central Fund	3,380,228
Fidelity Materials Central Fund	228,370
Fidelity Tactical Income Central Fund	1,621,387
Fidelity Telecom Services Central Fund	310,992
Fidelity Utilities Central Fund	435,214
Total	$ 12,365,896
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ 16,227	$ 15,480,380	$ 11,191,498	$ 3,901,337	0.5%
Fidelity Consumer Discretionary Central Fund	40,100,328	4,260,383	4,171,947	50,314,960	5.7%
Fidelity Consumer Staples Central Fund	40,227,870	4,356,605	2,388,295	49,284,526	5.7%
Fidelity Emerging Markets Debt Central Fund	3,867,650	550,082	780,381	3,929,418	3.7%
Fidelity Emerging Markets Equity Central Fund	20,477,562	5,926,198	9,333,859	19,782,095	9.5%
Fidelity Energy Central Fund	41,757,839	4,631,296	2,618,893	47,644,360	5.7%
Fidelity Financials Central Fund	58,864,000	10,987,683	5,461,236	78,447,473	5.8%
Fidelity Floating Rate Central Fund	-	8,142,092	507,551	7,581,196	0.5%
Fidelity Health Care Central Fund	46,341,357	4,787,248	3,101,542	58,909,365	5.9%
Fidelity High Income Central Fund 1	26,259,753	7,483,641	16,544,232	19,061,958	3.7%
Fidelity Industrials Central Fund	41,243,117	5,747,284	4,740,338	51,963,526	6.0%
Fidelity Inflation-Protected Bond Index Central Fund	-	19,838,585	1,148,265	18,813,834	3.0%
Fidelity Information Technology Central Fund	65,291,631	17,466,971	8,294,858	87,853,785	5.7%
Fidelity International Equity Central Fund	118,826,709	14,860,348	18,696,390	122,059,032	9.0%
Fidelity Materials Central Fund	14,361,060	1,905,622	921,056	18,865,147	6.4%
Fidelity Tactical Income Central Fund	70,318,328	34,839,821	9,370,734	97,666,291	1.7%
Fidelity Telecom Services Central Fund	11,493,794	1,233,953	622,770	13,895,936	6.0%
Fidelity Utilities Central Fund	16,260,461	1,849,910	929,266	19,294,990	5.9%
Total	$ 615,707,686	$ 164,348,102	$ 100,823,111	$ 769,269,229
Other Information

The following is a summary of the inputs used, as of June 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equity Central Funds	$ 622,216,532	$ 622,216,532	$ -	$ -
Fixed-Income Central Funds	147,052,697	147,052,697	-	-
Money Market Central Funds	9,661,833	9,661,833	-	-
U.S. Treasury Obligations	1,049,932	-	1,049,932	-
Total Investments in Securities:	$ 779,980,994	$ 778,931,062	$ 1,049,932	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 197,121	$ 197,121	$ -	$ -
Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $757,163,456. Net unrealized appreciation aggregated $22,817,538, of which $95,098,782 related to appreciated investment securities and $72,281,244 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Series Broad Market
Opportunities Fund

June 30, 2012

1.861616.104

BMO-QTLY-0812

Investments June 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 100.2%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	4,012	$ 575,103
Fidelity Consumer Staples Central Fund (a)	3,237	499,314
Fidelity Energy Central Fund (a)	4,600	507,353
Fidelity Financials Central Fund (a)	15,503	858,887
Fidelity Health Care Central Fund (a)	3,885	588,475
Fidelity Industrials Central Fund (a)	3,600	523,173
Fidelity Information Technology Central Fund (a)	5,202	925,657
Fidelity Materials Central Fund (a)	1,101	183,459
Fidelity Telecom Services Central Fund (a)	1,083	138,742
Fidelity Utilities Central Fund (a)	1,638	191,535
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $4,930,152)		4,991,698
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(9,615)
NET ASSETS - 100%		$ 4,982,083
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 4,536
Fidelity Consumer Staples Central Fund	8,289
Fidelity Energy Central Fund	5,989
Fidelity Financials Central Fund	8,295
Fidelity Health Care Central Fund	3,835
Fidelity Industrials Central Fund	6,444
Fidelity Information Technology Central Fund	2,925
Fidelity Materials Central Fund	1,972
Fidelity Telecom Services Central Fund	2,615
Fidelity Utilities Central Fund	3,898
Total	$ 48,798
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 350,417	$ 195,351	$ 61,361	$ 575,103	0.1%
Fidelity Consumer Staples Central Fund	370,080	190,535	126,201	499,314	0.1%
Fidelity Energy Central Fund	397,596	217,918	153,625	507,353	0.1%
Fidelity Financials Central Fund	538,880	371,487	194,337	858,887	0.1%
Fidelity Health Care Central Fund	444,712	188,863	145,216	588,475	0.1%
Fidelity Industrials Central Fund	380,007	149,291	97,070	523,173	0.1%
Fidelity Information Technology Central Fund	675,233	333,598	212,606	925,657	0.1%
Fidelity Materials Central Fund	144,238	47,910	43,810	183,459	0.1%
Fidelity Telecom Services Central Fund	98,302	43,561	19,492	138,742	0.1%
Fidelity Utilities Central Fund	150,190	57,126	35,243	191,535	0.1%
Total	$ 3,549,655	$ 1,795,640	$ 1,088,961	$ 4,991,698
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At June 30, 2012, the cost of investment securities for income tax purposes was $4,930,152. Net unrealized appreciation aggregated $61,546, of which $396,782 related to appreciated investment securities and $335,236 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	August 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 29, 2012